Consolidated Statements of Operations and other Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues
Revenues, net	$ 72,524	$ 69,026
Operating costs and expenses
Cost of revenue (net of $2,550 and $4,220 of government subsidies)	59,915	58,410
General and administrative expenses (net of $68 and $170 of government subsidies)	13,160	12,304
Sales and marketing expenses	2,231	279
Goodwill impairment		138
Total operating costs and expenses	75,306	71,131
Loss from operations	(2,782)	(2,105)
Other operating income, net (includes $202 and $202 of government subsidies)	211	271
Interest expense	(1,145)	(723)
Loss before income taxes	(3,716)	(2,557)
Income tax benefit	493	10
Net loss	(3,223)	(2,547)
(Profit)/ loss attributable to non-controlling interests	(16)	15
Net loss attributable to PHL	(3,239)	(2,532)
Total foreign currency translation adjustment	(24)	138
Comprehensive loss	$ (3,263)	$ (2,394)
Earnings loss per share:
Basic (in Dollars per share)	$ (0.1)	$ (0.08)
Diluted (in Dollars per share)	$ (0.1)	$ (0.08)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	33,929,000	32,500,000
Diluted (in Shares)	33,929,000	32,500,000